INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Residential Homes [Abstract]
Schedule of Real Estate Properties [Table Text Block]

The following table summarizes the Company’s investments in single-family residential properties. The homes are generally leased to individual tenants under leases with terms of one year or less.

	Number of Homes	Land	Buildings and Improvements	Investments in Single-Family Residential Properties, Gross
Total at December 31, 2016	624	$8,579,550	$39,419,038	$47,998,588
Purchases, improvements, sales during 2017:
Houston, TX	—	—	47,036	47,036
Jacksonville, FL	—	—	62,006	62,006
Jacksonville, FL (sale)	(1)	(10,908)	(66,468)	(77,376)
Memphis, TN	20	400,000	1,243,814	1,643,814
Atlanta, GA	38	270,000	2,421,627	2,691,627
Total at March 31, 2017	681	$9,238,642	$43,127,053	$52,365,695

The following table summarizes the Company’s investments in single-family residential properties. The homes are generally leased to individual tenants under leases with terms of one year or less.

	Number of Homes	Land	Buildings and Improvements	Investments in Single-Family Residential Properties, Gross	Accumulated Depreciation	Investments in Single-Family Residential Properties, Net
Total at January 1, 2015	395	$5,422,647	$23,961,608	$29,384,255	$(592,114)	$28,792,141
Purchases, improvements, disposition during 2015:
Houston, TX	—	—	34,938	34,938	(380,630)	(345,692)
Jacksonville, FL	133	1,345,453	7,723,661	9,069,114	(415,172)	8,653,942
Memphis, TN	—	—	60,550	60,550	(226,188)	(165,638)
Memphis, TN (disposition)	(1)	(6,750)	(38,250)	(45,000)	1,507	(43,493)
Atlanta, GA	—	—	2,150	2,150	(18,276)	(16,126)
Total at December 31, 2015	527	$6,761,350	$31,744,657	$38,506,007	$(1,630,873)	$36,875,134
Purchases and improvements during 2016:
Houston, TX	97	1,818,200	7,240,899	9,059,099	(408,425)	8,650,674
Jacksonville, FL	—	—	261,453	261,453	(557,805)	(296,352)
Memphis, TN	—	—	125,895	125,895	(234,308)	(108,413)
Atlanta, GA	—	—	46,134	46,134	(21,638)	24,496
Total at December 31, 2016	624	$8,579,500	$39,419,038	$47,998,588	$(2,853,049)	$45,145,539

Schedule Of Proforma Statement Of Operations Related To Real Estate Investment [Table Text Block]
This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Year Ended December 31
	2016	2015
Rental income	$6,745,713	$6,579,828
Property operating, maintenance and real estate taxes	$3,099,440	$3,053,996
Depreciation and amortization	$1,626,395	$1,567,162
Net loss	$(1,424,863)	$(1,638,482)
Net loss per share, basic and fully diluted	$(0.17)	$(0.23)
Weighted average number of common shares outstanding, basic and fully diluted	8,197,073	7,016,796